Condensed Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Total	Predecessor [Member] USD ($)	Predecessor Before Adjustments [Member] USD ($)	Successor [Member] USD ($)	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Predecessor Before Adjustments [Member] USD ($)	Common Stock [Member] Successor [Member] USD ($)	Common Stock [Member] Successor [Member] Scenario, Previously Reported [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor Before Adjustments [Member] USD ($)	Additional Paid-In Capital [Member] Successor [Member] USD ($)	Additional Paid-In Capital [Member] Successor [Member] Scenario, Previously Reported [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Successor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor Before Adjustments [Member] USD ($)	Non-Controlling Interest [Member] Successor [Member] USD ($)
Balance at Dec. 31, 2009		$ 158,199							$ 48,867				$ 101,733		$ 7,599
Balance Shares at Dec. 31, 2009					1
Net (loss) income		(135,455)											(136,786)		1,331
Cash contributions by members of consolidated entities		6,546													6,546
Cash distributions to members of consolidated entities		(3,913)													(3,913)
Balance at Dec. 31, 2010		25,377							48,867				(35,053)		11,563
Balance Shares at Dec. 31, 2010					1
Net (loss) income		(11,177)
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		25,377							48,867				(35,053)		11,563
Balance Shares at Dec. 31, 2010					1
Net (loss) income		(192,898)											(193,330)		432
Cash contributions by members of consolidated entities		6,605													6,605
Cash distributions to members of consolidated entities		(8,954)													(8,954)
Balance at Dec. 31, 2011		(169,870)											(228,383)		9,646
Balance at Sep. 30, 2011
Net (loss) income		(130,926)
Balance at Dec. 31, 2011		(169,870)							48,867				(228,383)		9,646
Balance Shares at Dec. 31, 2011					1
Net (loss) income		228,497											(7,201)		114
Cash contributions by members of consolidated entities		1,825													1,825
Cash distributions to members of consolidated entities		(1,897)													(1,897)
Issuance of common stock			44,115			924				43,191
Issuance of common stock Shares						92,368
Cancellation of predecessor common stock					(1)
Plan of reorganization and fresh start valuation adjustments		185,129											186,717		(1,588)
Elimination of predecessor accumulated deficit									(48,867)				48,867
Balance at Feb. 24, 2012		(177,029)	8,100	52,215					48,867				(235,584)		9,688	8,100
Balance Shares at Feb. 24, 2012					1
Net (loss) income				(4,982)
Balance at Mar. 31, 2012
Balance at Feb. 24, 2012				52,215												8,100
Net (loss) income				(5,573)
Preferred stock dividends				(1,798)
Balance at Sep. 30, 2012
Balance at Feb. 24, 2012				52,215			924				43,191					8,100	8,100
Balance Shares at Feb. 24, 2012							92,368
Net (loss) income				(6,861)										(8,859)			1,998
Cash contributions by members of consolidated entities				15,313													15,313
Cash distributions to members of consolidated entities				(16,004)													(16,004)
Issuance of common stock				26,500			252				26,248
Issuance of common stock Shares							25,239
Issuance of restricted stock							25				(25)
Issuance of restricted stock Shares							2,499
Stock based compensation				3,699							3,699
Preferred stock dividends				(2,743)										(2,743)
Balance at Dec. 31, 2012				72,119			146	1,201			74,168	73,113		(11,602)			9,407
Balance Shares at Dec. 31, 2012							14,558	120,106
Balance at Sep. 30, 2012
Net (loss) income				(1,288)
Balance at Dec. 31, 2012				72,119			146	1,201			74,168	73,113		(11,602)			9,407
Balance Shares at Dec. 31, 2012							14,558	120,106
Net (loss) income				17,287										12,408			4,879
Cash contributions by members of consolidated entities				35,399													35,399
Cash distributions to members of consolidated entities				(21,700)													(21,700)
Conversion of redeemable convertible preferred stock to Class A common stock				70,386			93				70,293
Conversion of redeemable convertible preferred stock to Class A common stock, shares							9,334
Issuance of common stock, net of offering costs				163,783			72				163,711
Issuance of common stock, net of offering costs, Shares							7,178
Issuance of restricted stock							3				(3)
Issuance of restricted stock Shares	80,284						371
Stock based compensation				2,207							2,207
Preferred stock dividends				(1,528)										(1,528)
Balance at Sep. 30, 2013				337,953			314				310,376			(722)			27,985
Balance Shares at Sep. 30, 2013							31,441
Balance at Jun. 30, 2013
Net (loss) income				10,680
Issuance of restricted stock Shares	3,996
Preferred stock dividends				0
Balance at Sep. 30, 2013				$ 337,953